Income from operations - Employee benefit expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from operations [Line Items]
Wages and salaries	€ 5,594	€ 5,014	€ 5,085
Share-based compensation costs	104	115	119
Post-employment benefits costs	439	396	418
Social security contributions	590	529	556
Voluntary social security contributions	225	192	111
Employee benefits expense	€ 6,952	€ 6,246	€ 6,289